                       WRL FREEDOM EQUITY PROTECTOR (R)
                      SUPPLEMENT DATED OCTOBER 5, 2001 TO
                        PROSPECTUS DATED MAY 1, 2001 AS
                          SUPPLEMENTED AUGUST 24, 2001

Effective October 5, 2001, American Century Investment Management, Inc. will become sub-adviser to the International Equity (formerly, GE International Equity) portfolio of the AEGON/Transamerica Series Fund, Inc. Effective March 1, 2002, the name of the International Equity will be changed to American Century International. Prior to October 5, 2001, GE International Equity was sub-advised by GE Asset Management Incorporated.

The following information is added to page 5 of the Prospectus under the heading
--------------------------------------------------------------------------------
"Investment Options":
---------------------

AEGON/TRANSAMERICA SERIES FUND, INC.

     WRL International Equity (formerly, WRL GE International Equity)


The following information is added to the Portfolio Annual Expense Table on page
--------------------------------------------------------------------------------
13 of the Prospectus:
---------------------

--------------------------------------------------------------------------------------------------------
                                       Management          Other          Rule         Total Portfolio
            Portfolio                     Fees           Expenses         12b-1        Annual Expenses
                                                                          Fees
--------------------------------------------------------------------------------------------------------
International Equity                      1.00%            0.20%           N/A              1.20%
--------------------------------------------------------------------------------------------------------


The following is added to the table in footnote (8) on page 14 of the
---------------------------------------------------------------------
Prospectus:
-----------

--------------------------------------------------------------------------------------------------------
                                     Expense       Reimbursement       Expense Ratio Without
            Portfolio                 Limit           Amount               Reimbursement
--------------------------------------------------------------------------------------------------------
International Equity                 1.20%*            N/A                      N/A
--------------------------------------------------------------------------------------------------------

* Effective March 1, 2002, this expenses limit will be increased to 1.50%.


The following information replaces the information regarding GE International
-----------------------------------------------------------------------------
Equity on pages 19 of the Prospectus under the heading "The Separate Account and
--------------------------------------------------------------------------------
the Portfolios - The Funds":
----------------------------

-----------------------------------------------------------------------------------------------------------
            Portfolio                    Sub-Adviser or Adviser                Investment Objective
-----------------------------------------------------------------------------------------------------------
International Equity                   American Century Investment      Seeks long-term growth of capital.
                                            Management, Inc.
-----------------------------------------------------------------------------------------------------------


All other references throughout the prospectus to WRL GE International Equity are changed to WRL International Equity.